                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number: ___

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Insurance Company of the West
Address: 11455 El Camino Real
         San Diego, CA 92130

Form 13F File Number: 028-11688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  H. Michael Freet
Title: Chief Financial Officer
Phone: 858-350-2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                                San Diego, CA           4/17/2006
--------------------------------------         -------------           ---------
[Signature]                                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           49
Form 13F Information Table Value Total:     $421,029
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.    Form 13-F File Number            Name
-----   ---------------------   ---------------------
No. 1   028-11686               American Assets, Inc.
No. 2   028-11690               Ernest S. Rady

                          Form 13-F Information Table
                            as of December 31, 2004

                                                                VOTING AUTHORITY

                         TITLE
                           OF                    VALUE    SHARES/   SH/   PUT/   INVSTMT      OTHER
NAME OF ISSUER           CLASS      CUSIP      (x$1000)   PRN AMT   PRN   CALL   DSCRETN    MANAGERS      SOLE    SHARED   NONE
--------------           -----   -----------   --------   -------   ---   ----   -------   ----------   -------   ------   ----
ABBOTT LABORATORIES      COM     002824 10 0   3732         80000   SH           DEFINED   Nos. 1 & 2     80000
ALBERTSONS INC           COM     013104 10 4   597          25000   SH           DEFINED   Nos. 1 & 2     25000
ALTRIA GROUP INC         COM     02209S 10 3   19552       320000   SH           DEFINED   Nos. 1 & 2    320000
AMGEN INC                COM     031162 10 0   1026         16000   SH           DEFINED   Nos. 1 & 2     16000
BRITISH PETROLEUM        COM     055622 10 4   2044         35000   SH           DEFINED   Nos. 1 & 2     35000
BANK AMER CORP           COM     060505 10 4   21427       456000   SH           DEFINED   Nos. 1 & 2    456000
BEAR STEARNS             COM     073902 10 8   6906         68000   SH           DEFINED   Nos. 1 & 2     68000
CAPITAL ONE FINANCIAL    COM     14040H 10 5   8421        100000   SH           DEFINED   Nos. 1 & 2    100000
CATERPILLLAR INC         COM     149123 10 1   1463         15000   SH           DEFINED   Nos. 1 & 2     15000
CHUBB CORP               COM     171232 10 1   2692         35000   SH           DEFINED   Nos. 1 & 2     35000
CINCINNATI FINL CORP     COM     172062 10 1   465          11000   SH           DEFINED   Nos. 1 & 2     11000
COCA COLA                COM     191216 10 0   1041         25000   SH           DEFINED   Nos. 1 & 2     25000
COMCAST CORP             COM     20030N 10 1   3328        100000   SH           DEFINED   Nos. 1 & 2    100000
CONOCOPHILLIPS           COM     20825C 10 4   4342         50000   SH           DEFINED   Nos. 1 & 2     50000
DUKE ENERGY CORP         COM     264399 10 6   2533        100000   SH           DEFINED   Nos. 1 & 2    100000
EDISON INTL              COM     281020 10 7   1602         50000   SH           DEFINED   Nos. 1 & 2     50000
EXXON MOBIL              COM     30231G 10 2   1282         25000   SH           DEFINED   Nos. 1 & 2     25000
FEDERAL HM LN MTG CORP   COM     313400 30 1   23584       320000   SH           DEFINED   Nos. 1 & 2    320000
FEDERAL NATL MTG         COM     313586 10 9   7833        110000   SH           DEFINED   Nos. 1 & 2    110000
FIDELITY NATL FINL       COM     316326 10 7   4866        107000   SH           DEFINED   Nos. 1 & 2    107000
GENERAL ELECTRIC CO.     COM     369604 10 3   1825         50000   SH           DEFINED   Nos. 1 & 2     50000
GENERAL MILLS            COM     370334 10 4   1745         35000   SH           DEFINED   Nos. 1 & 2     35000
GLAXOSMITHKLINE          COM     37733W 10 5   4265         90000   SH           DEFINED   Nos. 1 & 2     90000
HSBC HLDGS PLC           COM     404280 40 6   6832         80000   SH           DEFINED   Nos. 1 & 2     80000
HARTFORD FIN SVCS GRP    COM     416515 10 4   6237         90000   SH           DEFINED   Nos. 1 & 2     90000
HOME DEPOT               COM     437076 10 2   1282         30000   SH           DEFINED   Nos. 1 & 2     30000
JP MORGAN CHASE & CO.    COM     46625H 10 0   15799       405000   SH           DEFINED   Nos. 1 & 2    405000
JOHNSON & JOHNSON        COM     478160 10 4   2537         40000   SH           DEFINED   Nos. 1 & 2     40000
KROGER CO.               COM     501044 10 1   1228         70000   SH           DEFINED   Nos. 1 & 2     70000

ELI LILLY                COM     532457 10 8   3121         55000   SH           DEFINED   Nos. 1 & 2     55000
MACERICH CO.             COM     554382 10 1   3140         50000   SH           DEFINED   Nos. 1 & 2     50000
MERCK & CO.              COM     589331 10 7   2089         65000   SH           DEFINED   Nos. 1 & 2     65000
MORGAN STANLEY DEAN      COM     617446 44 8   6107        110000   SH           DEFINED   Nos. 1 & 2    110000
PG&E CORP                COM     69331C 10 8   3328        100000   SH           DEFINED   Nos. 1 & 2    100000
PPL CORPORATION          COM     69351T 10 6   2664         50000   SH           DEFINED   Nos. 1 & 2     50000
PEPSICO INC              COM     713448 10 8   10252       196000   SH           DEFINED   Nos. 1 & 2    196000
PFIZER INC               COM     717081 10 3   14144       526000   SH           DEFINED   Nos. 1 & 2    526000
PINNACLE WEST CAP CORP   COM     723484 10 1   4441        100000   SH           DEFINED   Nos. 1 & 2    100000
PLUM CREEK TIMBER CO.    COM     729251 10 8   3076         80000   SH           DEFINED   Nos. 1 & 2     80000
ROYAL DUTCH SHELL PLC    COM     780259 20 6   8033        140000   SH           DEFINED   Nos. 1 & 2    140000
STARWOOD HOTELS          COM     85590A 20 3   2336         40000   SH           DEFINED   Nos. 1 & 2     40000
USG CORP                 COM     903293 40 5   805          20000   SH           DEFINED   Nos. 1 & 2     20000
UNUMPROVIDENT CORP       COM     91529Y 10 6   449          25000   SH           DEFINED   Nos. 1 & 2     25000
VIACOM INC               COM     925524 30 8   1483         40000   SH           DEFINED   Nos. 1 & 2     40000
WFS FINANCIAL            COM     92923B 10 6   556          11000   SH           DEFINED   Nos. 1 & 2     11000
WELLS FARGO & CO.        COM     949746 10 1   12430       200000   SH           DEFINED   Nos. 1 & 2    200000
WESTCORP                 COM     957907 10 8   175943     3831000   SH           DEFINED   Nos. 1 & 2   3831000
WYETH                    COM     983024 10 0   4259        100000   SH           DEFINED   Nos. 1 & 2    100000
YUM BRANDS               COM     988498 10 1   1887         40000   SH           DEFINED   Nos. 1 & 2     40000